COMMITMENTS AND CONTINGENCIES (Details 3) (Gathering, processing, and transportation commitments, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Gathering, processing, and transportation commitments
Other Commitments [Line Items]
2013	$ 4,171
2014	4,225
2015	4,225
2016	3,017
2017	2,947
Thereafter	$ 13,669